Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax provision		$ 259,955	$ 445,954
Deferred income tax provision	(101,722)	(7,723)	(5,851)
Total income tax expense (benefit)	$ (101,722)	$ 252,232	$ 440,103